Related Party Transactions (Details) - Schedule of Unearned Franchise Fees - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Unearned franchise fees – current
Total	$ 12,592	$ 15,466
Zhejiang Jiaxing Nanhu Agent [Member]
Unearned franchise fees – current
Unearned franchise fees – non-current	1,658	2,050
Hunan Changsha Yuelu Agent [Member]
Unearned franchise fees – current
Unearned franchise fees – non-current	1,726	2,118
Hunan Yueyang Xiangyin Agent [Member]
Unearned franchise fees – current
Unearned franchise fees – non-current	1,726	2,118
Hunan Yueyang Yueyang Lou Agent [Member]
Unearned franchise fees – current
Unearned franchise fees – non-current	1,726	2,118
Guangdong Foshan Shunde Agent [Member]
Unearned franchise fees – current
Unearned franchise fees – non-current	$ 5,756	$ 7,062